SCHEDULE OF GRANTED OPTIONS (Details) - Employees [Member]	12 Months Ended
Dec. 31, 2024 £ / shares shares
Number of shares options outstanding, beginning | shares	27
Weighted average exercise price outstanding, beginning | £ / shares	£ 92,000
Number of shares options, Exercised | shares
Weighted average exercise price outstanding, Exercised | £ / shares
Number of shares options outstanding, ending | shares	27
Weighted average exercise price outstanding, ending | £ / shares	£ 92,000
Number of shares options exercisable, ending | shares	27
Weighted average exercise price exercisable, ending | £ / shares	£ 92,000
Number of shares options unexercisable, ending | shares
Weighted average exercise price unexercisable, ending | £ / shares